Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Liquidity cycle	30 days
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 71,974	£ 88,450
Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	12,191	10,311
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	53,671	38,626
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	9,416	10,766
Lease liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,371	6,200
Lease liabilities | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,202	5,698
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	45,025	33,233
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	9,416	10,766
Trade payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	5,480	8,214
Trade payables | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade payables | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade payables | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Accruals | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	55,195	63,862
Accruals | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Accruals | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Accruals | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,267	7,216
Deferred consideration | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	3,388
Deferred consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,837	1,062
Deferred consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	2,661	2,958
Contingent consideration | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,989	1,225
Contingent consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	3,809	4,331
Contingent consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 0	£ 0